Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Parenthetical) (Detail) - China Life Beijing Health Management Co Limited [member] - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2019	Sep. 04, 2019	Dec. 31, 2018	[1]
Disclosure of transactions between related parties [line items]
Capital contribution	¥ 200
Registered capital of related parties with control	¥ 1,530 [1]	¥ 1,730	¥ 1,730

[1]	The Group reduced its capital contribution to CL Health by RMB200 million for the year ended 31 December 2019. As at 4 September 2019, CL Health completed the business registration modification procedure for the registered capital with the amount reduced from RMB1,730 million to RMB1,530 million.